Quarterly Holdings Report
for
Fidelity Advisor® Semiconductors Fund
April 30, 2025
AFEL-NPRT3-0625
1.800325.121
Common Stocks - 94.1%
	Shares	Value ($)
ISRAEL - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Nova Ltd (b)(c)	266,432	52,276,623
JAPAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Allegro MicroSystems Inc (c)	1,691,029	32,247,923
Kioxia Holdings Corp (b)(c)	712,600	9,245,160

TOTAL JAPAN		41,493,083
NETHERLANDS - 8.7%
Information Technology - 8.7%
Semiconductors & Semiconductor Equipment - 8.7%
ASML Holding NV depository receipt	73,877	49,355,746
NXP Semiconductors NV	879,175	162,040,744

TOTAL NETHERLANDS		211,396,490
TAIWAN - 8.5%
Information Technology - 8.5%
Semiconductors & Semiconductor Equipment - 8.5%
Silicon Motion Technology Corp ADR	418,000	20,691,000
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,106,129	184,380,643

TOTAL TAIWAN		205,071,643
UNITED STATES - 73.0%
Information Technology - 73.0%
Electronic Equipment, Instruments & Components - 0.3%
Aeva Technologies Inc (b)(c)	23,620	167,938
Coherent Corp (c)	93,301	6,001,121
		6,169,059
Semiconductors & Semiconductor Equipment - 69.7%
Astera Labs Inc (c)	451,080	29,460,035
Broadcom Inc	1,353,550	260,517,769
GlobalFoundries Inc (c)	2,995,383	105,048,082
Impinj Inc (c)	198,259	18,265,602
Lam Research Corp	1,662,260	119,134,174
Lattice Semiconductor Corp (c)	102,528	5,016,694
MACOM Technology Solutions Holdings Inc (c)	386,192	40,067,420
Marvell Technology Inc	2,040,403	119,098,323
Micron Technology Inc	1,519,001	116,887,127
Monolithic Power Systems Inc	200,585	118,966,964
NVIDIA Corp	5,492,236	598,214,345
ON Semiconductor Corp (c)	3,002,057	119,181,663
Synaptics Inc (c)	234,721	13,064,571
Teradyne Inc	326,400	24,222,144
Wolfspeed Inc (b)(c)	54,700	194,184
		1,687,339,097
Software - 0.0%
Celestial AI Inc (d)(e)	3,908	60,027
Technology Hardware, Storage & Peripherals - 3.0%
Sandisk Corp/DE	286,196	9,189,753
Western Digital Corp (c)	1,419,689	62,267,560
		71,457,313
TOTAL UNITED STATES		1,765,025,496
TOTAL COMMON STOCKS (Cost $1,605,430,614)		2,275,263,335

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (d)(e)	21,300	1,083,318
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (d)(e)	199,700	680,977
UNITED STATES - 0.7%
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (c)(d)(e)	11,132	131,358
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	1,740	112,178
Tenstorrent Holdings Inc Series D1 (d)(e)	21,358	1,472,634
Tenstorrent Holdings Inc Series D2 (d)(e)	1,019	67,417
		1,783,587
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Frore Systems Inc Series C (d)(e)	143,630	2,052,473
Menlo Microsystems Inc Series C (c)(d)(e)	79,800	34,314
		2,086,787
Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (c)(d)(e)	48,363	1,224,068
Alif Semiconductor Series D (d)(e)	48,000	1,297,920
Danger Devices Inc Series B (d)(e)	1,157,700	1,041,930
Rexford Industrial Realty Inc 5.625% Series C (c)(d)(e)	55,074	477,492
Rexford Industrial Realty Inc 5.875% Series D (e)	13,663	126,246
SiMa Technologies Inc Series B (c)(d)(e)	30,638	166,977
SiMa Technologies Inc Series B1 (c)(d)(e)	18,145	119,575
		4,454,208
Software - 0.1%
Celestial AI Inc Series A (d)(e)	24,922	382,802
Celestial AI Inc Series B (d)(e)	18,753	288,046
Celestial AI Inc Series C1 (d)(e)	75,119	1,153,828
Lyte Ai Inc Series B (d)(e)	34,117	378,357
		2,203,033
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc Series C1 (c)(d)(e)	32,553	1,896,212
Lightmatter Inc Series C2 (c)(d)(e)	5,113	305,297
Lightmatter Inc Series D (d)(e)	23,200	1,728,864
		3,930,373
TOTAL INFORMATION TECHNOLOGY		12,674,401

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(d)(e)	18,335	397,503
TOTAL UNITED STATES		14,855,491
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,866,086)		16,619,786

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e) (Cost $48,852)	48,852	49,513

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	26,559,684	26,564,996
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	44,630,796	44,635,259
TOTAL MONEY MARKET FUNDS (Cost $71,200,255)			71,200,255

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $1,692,545,807)	2,363,132,889
NET OTHER ASSETS (LIABILITIES) - 2.3%	56,811,201
NET ASSETS - 100.0%	2,419,944,090

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,603,080 or 0.7% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	142,053

Alif Semiconductor Series C	3/08/22	981,698

Alif Semiconductor Series D	4/11/25	1,296,821

Celestial AI Inc	2/25/25	57,900

Celestial AI Inc Series A	2/25/25	369,237

Celestial AI Inc Series B	2/25/25	277,839

Celestial AI Inc Series C1	2/25/25	1,309,339

Danger Devices Inc Series B	3/05/25	1,042,509

Diamond Foundry Inc Series C	3/15/21	440,040

Element Labs Inc Series A	2/11/25	736,613

Frore Systems Inc Series C	5/10/24	2,308,192

Lightmatter Inc Series C1	5/19/23	535,718

Lightmatter Inc Series C2	12/18/23	132,947

Lightmatter Inc Series D	10/11/24	1,861,348

Lyte Ai Inc Series B	8/13/24	432,812

Menlo Microsystems Inc Series C	2/09/22	105,775

Rexford Industrial Realty Inc 5.625% Series C	5/17/23 - 6/20/23	428,575

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	48,852

SiMa Technologies Inc Series B	5/10/21	157,093

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	128,664

Taalas Inc Series B	2/19/25	1,169,655

Tenstorrent Holdings Inc Series C1	4/23/21	103,509

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	1,683,575

Tenstorrent Holdings Inc Series D2	7/17/24	77,424

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	483	855,616,588	829,052,075	1,805,747	-	-	26,564,996	26,559,684	0.0%
Fidelity Securities Lending Cash Central Fund	80,711,425	478,559,078	514,635,244	325,114	-	-	44,635,259	44,630,796	0.1%
Total	80,711,908	1,334,175,666	1,343,687,319	2,130,861	-	-	71,200,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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